Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Stock-Based Compensation
Summary of stock option activity

The following table shows stock option activity for the six months ended June 30, 2020 and 2019:

						Weighted-
					Weighted-	Average
					Average	Remaining	Aggregate
	Number of Options / RSU’s				Exercise	Term	Intrinsic
	Time Based	PSP (3)	LTIP (3)	Total	Price	(in Years)	Value
Outstanding at December 31, 2018	66,527	5,161	40,189	111,877	$0.84	8.15	$69,765
Recapitalization Impact	(43,003)	(3,336)	(25,978)	(72,317)	1.54	—	—
Outstanding at December 31, 2018	23,524	1,825	14,211	39,560	2.38	8.15	69,765
Granted	14,861	6,263	5,490	26,614	4.70
Exercised	(1,285)	(31)	—	(1,316)	0.96
Forfeited	(636)	(47)	—	(683)	3.32
Outstanding at June 30, 2019	36,464	8,010	19,701	64,175	2.82	8.11	90,252

Outstanding at December 31, 2019	78,772	11,233	45,817	135,822	$1.01	7.64	$203,431
Recapitalization Impact	(50,919)	(7,261)	(29,616)	(87,796)	1.85	—	—
Outstanding at December 31, 2019	27,853	3,972	16,201	48,026	2.86	7.64	203,431
Granted	4,331	—	15,070	19,401	0.61
Exercised	(2,732)	(520)	(603)	(3,855)	1.61
Forfeited	(656)	(4)	—	(660)	2.53
Outstanding at June 30, 2020	28,796	3,448	30,668	62,912	$2.26	7.79	$1,968,051

Vested and Expected to Vest as of June 30, 2020
Vested	21,147	3,448	15,599	40,194	$2.72	6.91	$1,225,735

Estimate of Expected to Vest(1)
2020(4)	1,966	—	5,100	7,066
2021	3,223	—	—	3,223
2022+(2)	2,110	—	9,280	11,390
	7,299	-	14,380	21,679	$1.44	9.33	$708,362

Effect of estimated forfeitures	350	—	689	1,039	$1.56	9.53	$33,953
(1)	Adjusted for estimated forfeitures.
(2)	Estimate does not consider future vesting based on share price targets, which may differ materially from the above estimates.
(3)	Performance based instruments.
(4)	For remainder of 2020 period.

Summary of stock compensation expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Time Based	$1,712	$1,844	$3,346	$3,611
PSP	—	—	1,633	3,064
LTIP (1)	44,774	—	46,349	—
B Shares (2)	8,000	—	8,000	—
Total	$54,486	$1,844	$59,328	$6,675
(1)	Resulting from achievement of share price targets and probability-based expensing.

Related to the Business Combination; Class B shares have no economic rights.